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                                             Supplement dated October 25, 1999
                                          To Prospectus dated October 14, 1999



                             TRAVELERS VINTAGE II


The following information supplements the "The Funding Options" section of the prospectus:

        The Salomon Brothers Variable Small Cap Growth Fund is unavailable at this time.


L-20671